Accounts payable and accrued liabilities - Disclosure of detailed information about trade and other payables (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts payable and accrued liabilities [abstract]
Trade payables	$ 648	$ 9,678
Other payables	3,745	13,568
Accrued interests on long-term debt	131	142
Income taxes payable	179	0
Other accrued liabilities	2,122	6,661
Accounts payable and accrued liabilities	$ 6,825	$ 30,049